Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended				2 Months Ended				3 Months Ended			4 Months Ended			5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended
	Aug. 31, 2024	Aug. 29, 2024	Jun. 28, 2024	Dec. 31, 2023	Dec. 19, 2023	Nov. 30, 2023	Sep. 30, 2024	Jul. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Oct. 31, 2024	Aug. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Oct. 31, 2024	Apr. 30, 2024	Mar. 31, 2024	May 31, 2024	Apr. 30, 2024	Jun. 30, 2024	May 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Oct. 31, 2024
SP Funds 2030 Target Date Fund - Investor Shares
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 9,885				$ 9,970			$ 10,050			$ 9,880
SP Funds 2030 Target Date Fund - Institutional Shares
Account Value [Line Items]
Accumulated Value	$ 9,995	$ 10,000					$ 10,085				$ 9,920
SP Funds 2040 Target Date Fund - Investor Shares
Account Value [Line Items]
Accumulated Value			10,000					9,535				9,645			9,770			9,530
SP Funds 2040 Target Date Fund - Institutional Shares
Account Value [Line Items]
Accumulated Value	10,021	10,000					10,156				9,907
SP Funds 2050 Target Date Fund - Investor Shares
Account Value [Line Items]
Accumulated Value			10,000					9,535				9,660			9,700			9,390
SP Funds S&P Global Technology ETF
Account Value [Line Items]
Accumulated Value						$ 10,000				$ 10,569				$ 11,090			$ 11,955			$ 12,249		$ 11,569		$ 12,495		$ 13,580		$ 13,200		$ 13,434		$ 13,585	$ 13,434
SP Funds S&P World (ex-US) ETF
Account Value [Line Items]
Accumulated Value				$ 10,115	$ 10,000				$ 9,901				$ 10,327			$ 10,586			$ 10,367		$ 10,880		$ 10,986		$ 11,103		$ 11,424		$ 11,750		$ 11,431
Dow Jones Target 2030 Index
Account Value [Line Items]
Accumulated Value	10,021	10,000	10,000				10,176	10,204			10,043	10,357			10,517			10,380
Dow Jones Target 2040 Index
Account Value [Line Items]
Accumulated Value	$ 10,036	$ 10,000	10,000				$ 10,249	10,264			$ 10,041	10,453			10,676			10,459
Dow Jones Target 2050 Index
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 10,272				$ 10,462			$ 10,708			$ 10,508
S&P Global 1200 Shariah Information Technology Capped Index
Account Value [Line Items]
Accumulated Value						$ 10,000				$ 10,578				$ 10,932			$ 11,674			$ 12,105		$ 11,383		$ 12,186		$ 13,290		$ 12,952		$ 13,094		$ 13,125	$ 12,912
S&P DM Ex-U.S. & EM 50/50 Shariah Index
Account Value [Line Items]
Accumulated Value				$ 10,210	$ 10,000				$ 10,007				$ 10,368			$ 10,616			$ 10,436		$ 10,702		$ 10,956		$ 11,106		$ 11,406		$ 11,829		$ 11,434